Investments (Details 2) - Fair value of Level 3 financial assets [member] - USD ($)	6 Months Ended			12 Months Ended
	Jun. 30, 2020		Jun. 30, 2019	Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Sensitivity of fair value of financial assets %	10.00%		10.00%	10.00%		10.00%
Positive impact	$ 572,272		$ 598,808	$ 573,974		$ 598,808
Negative impact	$ (508,811)		$ (598,808)	$ (573,974)		$ (598,808)
Valuation variables	Market multiples applied to a range of financial performance measures	[1]	Price of most recent sale transaction	Market multiples applied to a range of financial performance measures	[2]	Price of most recent sale transaction

[1]	As at 30 June 2020, the fair value measurement of the unquoted equity investment valued at USD 6,503,826 was based on a combination of valuation multiples, with greater weight given to price to book value multiple. This has implied an equity value range of USD 5,997,813 to USD 6,997,327.
[2]	As at 31 December 2019, the fair value measurement of the unquoted equity investment valued at USD 5,261,387 was based on a combination of valuation multiples, with greater weight given to price to book value multiple. This has implied an equity value range of USD 5,110,200 to USD 5,561,100.